SEC FILE NUMBER
                                                                       811-04791

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING


(Check One):  [_] Form 10-KSB  [_] Form 20-F    [_] Form 11-K      [_] Form 10-Q
              [_] Form 10-D    [_] Form N-SAR   [X] Form N-CSR

                       For Period Ended:         October 31, 2006

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[_] Transition Report on Form 10-K          [_] Transition Report on Form 10-Q
[_] Transition Report on Form 20-F          [_] Transition Report on Form N-SAR
[_] Transition Report on Form 11-K

                       For the Transition Period Ended:  ______________

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Read Instructions (on back page) Before Preparing Form. Please Print or Type.

NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.

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If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates: _________________________________

PART I - REGISTRANT INFORMATION


AllianceBernstein Municipal Income Fund, Inc.
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Full Name of Registrant


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Former Name if Applicable


1345 Avenue of the Americas
New York, New York  10105
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Address of Principal Executive Office (Street and Number)
City, State and Zip Code

                                     PART II
                             RULE 12b-25 (b) AND (c)


If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate).

[_] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X] (b) The subject annual report, semi-annual report, transition report on Form 10-KSB, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due

[_] (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

                                    PART III
                                    NARRATIVE

State below in reasonable detail why Forms 10-KSB, 20-F, 11-K, 10-Q,10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

Form N-CSR cannot be filed within the prescribed time period due to recently discovered accounting issues related to the financial statement presentation of derivatives instruments commonly known as "tender offer bonds." As a result of these issues, the Fund and its independent registered public accounting firm, Ernst & Young LLP, have undertaken a review of the Portfolios' financial statements for the past five years to determine whether any changes to the financial statement presentation of these instruments is necessary. The Fund is not able to finalize its financial statements for a timely filing of its Form N-CSR pending completion of this review. The Fund's Form N-CSR will be completed and filed with the Securities and Exchange Commission as soon as practicable.

                                     PART IV
                                OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

                                Thomas R. Manley
                                 (201) 319-4840

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                           [X] Yes            [_] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                           [_] Yes            [X] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.




                  AllianceBernstein Municipal Income Fund, Inc.
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                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date:   January 11, 2007                      By:  /s/ Thomas R. Manley
                                                   ---------------------
                                              Name: Thomas R. Manley
                                              Title: Controller





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